Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 27, 2018
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
Dreyfus Japan Womenomics Fund | Class A
Prospectus:
Trading Symbol	DJWAX
Dreyfus Japan Womenomics Fund | Class C
Prospectus:
Trading Symbol	DJWCX
Dreyfus Japan Womenomics Fund | Class I
Prospectus:
Trading Symbol	DJWIX
Dreyfus Japan Womenomics Fund | Class Y
Prospectus:
Trading Symbol	DJWYX